Investments & Sundry Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Investments & Sundry Assets
Derivatives - noncurrent	$ 40	$ 151
Alliance investments - equity method	159	170
Alliance investments - non-equity method	47	46
Long-term deposits	205	231
Other receivables	181	423
Employee benefit-related	210	237
Prepaid income taxes	743	777
Other assets	237	153
Total	$ 1,823	$ 2,187